Net Income Per Share Information	12 Months Ended
Mar. 31, 2011
Net Income Per Share Information
Net Income Per Share Information
(21)	Net Income Per Share Information

The reconciliations of the numbers and the amounts used in the basic and diluted net income (loss) attributable to Hitachi, Ltd. stockholders per share computations are as follows:

	Number of shares
	2011	2010	2009
Weighted average number of shares on which basic net income (loss) per share is calculated	4,515,932,415	3,662,578,076	3,323,996,973
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	315,249,850	—	—

Number of shares on which diluted net income (loss) per share is calculated	4,831,182,265	3,662,578,076	3,323,996,973

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Hitachi, Ltd. stockholders	238,869	(106,961)	(787,337)
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	72	—	—
Other	(368)	(0)	(8)

Net income (loss) attributable to Hitachi, Ltd. stockholders on which diluted net income (loss) per share is calculated	238,573	(106,961)	(787,345)

	Yen
Net income (loss) attributable to Hitachi, Ltd. stockholders per share:
Basic	52.89	(29.20)	(236.86)
Diluted	49.38	(29.20)	(236.87)

The net loss attributable to Hitachi, Ltd. stockholders per share computations for the years ended March 31, 2010 and 2009 exclude all convertible bonds because their effect would have been antidilutive.